Financial Risk Management - Schedule of Consolidated Statement of Financial Position (Detail) S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 COP ($)
Disclosure Of Financial Risk Management [line items]
Liabilities	S/ 2,139,714				S/ 2,637,630
Foreign exchange risk [member]
Disclosure Of Financial Risk Management [line items]
Assets	2,273,132	$ 674,753	$ 48,129,848	$ 163,560,697	1,851,309	$ 570,511	$ 77,199,082	$ 101,300,811
Liabilities	S/ 2,042,176	$ 604,383	$ 49,728,313	$ 76,978,655	S/ 1,982,007	$ 610,788	$ 74,447,874	$ 74,319,654